Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Japanese Plans
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 684,842	¥ 651,520
Service cost	26,445	26,005	25,738
Interest cost	10,772	11,655	11,788
Actuarial loss	59,496	14,959
Benefits paid	(21,224)	(19,297)
Benefit obligations at end of year	760,331	684,842	651,520
Change in plan assets:
Fair value of plan assets at beginning of year	581,996	495,452
Actual return on plan assets	43,714	84,382
Employer contributions	15,676	19,810
Benefits paid	(19,265)	(17,648)
Fair value of plan assets at end of year	622,121	581,996	495,452
Funded status at end of year	(138,210)	(102,846)
Foreign Plans
Change in benefit obligations:
Benefit obligations at beginning of year	486,572	364,609
Service cost	6,801	9,448	5,884
Interest cost	10,654	14,299	13,176
Plan participants' contributions	1,522	2,617
Actuarial loss	44,580	8,981
Benefits paid	(7,352)	(9,415)
Curtailments and settlements	(191,179)	(2,868)
Foreign currency exchange rate changes	13,064	98,901
Benefit obligations at end of year	364,662	486,572	364,609
Change in plan assets:
Fair value of plan assets at beginning of year	360,527	249,534
Actual return on plan assets	17,851	20,640
Employer contributions	6,470	28,705
Plan participants' contributions	1,522	2,617
Benefits paid	(7,041)	(9,106)
Settlements	(165,640)	(2,656)
Foreign currency exchange rate changes	7,732	70,793
Fair value of plan assets at end of year	221,421	360,527	249,534
Funded status at end of year	¥ (143,241)	¥ (126,045)